Reserves for unpaid losses and loss adjustment expenses - Asbestos and Environmental Loss and Loss Adjustment Expense Reserve Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Increase (decrease) in asbestos claims reserves		$ (6.9)
Asbestos three year net paid survival ratio	11 years 6 months	10 years 2 months 12 days
Environmental three year net paid survival ratio	4 years	4 years 2 months 12 days
Asbestos, Gross:
Beginning balance, Gross	$ 236.8	$ 259.2	$ 187.0
Incurred losses and LAE, Gross	0.1	(6.9)	96.9
Paid losses and LAE, Gross	(12.2)	(15.5)	(24.7)
Ending balance, Gross	224.7	236.8	259.2
Asbestos, Net:
Beginning balance, Net	184.4	204.6	166.4
Incurred losses and LAE, Net	0.0	(6.9)	59.0
Paid losses and LAE, Net	(11.1)	(13.3)	(20.8)
Ending balance, Net	173.3	184.4	204.6
Environmental Claims, Gross:
Beginning balance, Gross	16.7	16.7	18.5
Incurred losses and LAE, Gross	0.7	4.0	2.9
Paid losses and LAE, Gross	(2.9)	(4.0)	(4.7)
Ending balance, Gross	14.5	16.7	16.7
Environmental Claims, Net:
Beginning balance, Net	15.9	16.0	13.9
Incurred losses and LAE, Net	0.7	4.0	6.1
Paid losses and LAE, Net	(2.6)	(4.1)	(4.0)
Ending balance, Net	14.0	15.9	16.0
Total asbestos and environmental, Gross:
Beginning balance, Gross	253.4	275.9	205.5
Incurred losses and LAE, Gross	0.8	(3.0)	99.8
Paid losses and LAE, Gross	(15.0)	(19.5)	(29.4)
Ending balance, Gross	239.2	253.4	275.9
Total asbestos and environmental, Net:
Beginning balance, Net	200.3	220.6	180.3
Incurred losses and LAE, Net	0.7	(2.9)	65.1
Paid losses and LAE, Net	(13.7)	(17.4)	(24.8)
Ending balance, Net	187.3	200.3	220.6
Net loss reserves by type
Case Reserve	1,030.6	924.5
IBNR Reserve	890.6	742.0
Loss and loss adjustment expense reserves, net of reinsurance	$ 1,921.2	$ 1,666.5	$ 1,578.8	$ 1,328.6